ACQUISITION OF INTELLECTUAL PROPERTY OF ADVANCED TEAR DIAGNOSTIC, LLC. (Details Narrative) - USD ($) shares in Millions	1 Months Ended		3 Months Ended
	Aug. 26, 2021	Jul. 29, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Patents			$ 250,000	$ 250,000	$ 250,000
Sellers liabilities to pay			(10,204,316)	$ (9,037,447)	$ (7,661,635)
Tear Diagnostics LLC [Member]
Patents		$ 250,000
Purchase price		(210,000)
Monthly payments		30,000
Purchase Price acquisition			$ 4,520,000
Licenses fee	$ 4,270,000
Sellers liabilities to pay		$ (30,000)
Acquisition of common stock shares	7
Patents average ife			11 years 6 months 14 days